Offerings	Sep. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares without par value reserved for issuance pursuant to the 2021 Incentive Equity Plan
Amount Registered | shares	33,500,000
Proposed Maximum Offering Price per Unit	5.09
Maximum Aggregate Offering Price	$ 170,515,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,105.85
Offering Note	(a) Represents common shares, without par value ("Common Shares"), that may be issued under the TMC the metals company Inc. 2021 Incentive Equity Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Common Shares that become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Common Shares. (b) Represents 33,500,000 Common Shares reserved for issuance under the Plan. The number of shares reserved for issuance pursuant to awards under the Plan will be increased annually on the first day of each fiscal year, beginning in fiscal year 2026 and ending on the tenth anniversary of the closing of the going-public business combination transaction in September 2021, in an amount equal to the lesser of (i) 4% of the number of outstanding Common Shares on such date and (ii) an amount determined by the plan administrator. In addition, to the extent outstanding options under the Plan expire, lapse or are forfeited, cancelled, or otherwise terminated, or result in any Common Shares not being issued, the unissued or reacquired Common Shares subject to such awards will be available for future issuance under the Plan. (c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high and the low price of Registrant's Common Shares as reported on the Nasdaq Stock Market LLC on August 25, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares without par value reserved for issuance upon the exercise of outstanding options under the 2021 Incentive Equity Plan
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit	4.66
Maximum Aggregate Offering Price	$ 30,290,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,637.40
Offering Note	(a) See Footnote 1(a). (b) Represents 6,500,000 Common Shares issuable upon the exercise of outstanding options granted under the Plan, at a weighted-average exercise price of $4.66 per share. To the extent outstanding options under the Plan expire, lapse or are forfeited, cancelled, or otherwise terminated, or result in any Common Shares not being issued, the unissued or reacquired Common Shares subject to such awards will be available for future issuance under the Plan. (c) Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $4.66 per share, which is the weighted-average exercise price of the outstanding options granted under the Plan being registered.